Intangible Assets, Net (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Intangible Assets (Textual)
Amortization expenses	$ 1,480	$ 328,983	$ 216,180